Major Group Investments - Direct and Indirect - Schedule of Major Group Investments - Direct and Indirect (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest | $	$ 165.5		$ 143.7
Dividends paid to non-controlling interests | $	27.6		13.5	$ 30.3
Abosso Goldfields Limited
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest | $	14.8		21.0
Dividends paid to non-controlling interests | $	$ 8.4		$ 0.0
Abosso Goldfields Limited | Class A Shares
Disclosure of subsidiaries [line items]
Shares held (in shares)	49,734,000		49,734,000
Group beneficial interest	90.00%	90.00%	90.00%
Abosso Goldfields Limited | Class B Shares
Disclosure of subsidiaries [line items]
Shares held (in shares)	4,266,000		4,266,000
Group beneficial interest	90.00%	90.00%	90.00%
Agnew Gold Mining Company Pty Ltd
Disclosure of subsidiaries [line items]
Shares held (in shares)	54,924,757		54,924,757
Group beneficial interest	100.00%	100.00%	100.00%
Darlot Mining Company Pty Ltd
Disclosure of subsidiaries [line items]
Shares held (in shares)	1		1
Group beneficial interest	100.00%	100.00%	100.00%
GFI Joint Venture Holdings (Pty) Limited
Disclosure of subsidiaries [line items]
Shares held (in shares)	311,668,564		311,668,564
Group beneficial interest	100.00%	100.00%	100.00%
GFL Mining Services Ltd
Disclosure of subsidiaries [line items]
Shares held (in shares)	235,676,387		235,676,387
Group beneficial interest	100.00%	100.00%	100.00%
Gold Fields Ghana Limited
Disclosure of subsidiaries [line items]
Shares held (in shares)	900		900
Group beneficial interest	90.00%	90.00%	90.00%
Accumulated non-controlling interest | $	$ 113.9		$ 95.0
Dividends paid to non-controlling interests | $	$ 18.0		$ 12.0
Gold Fields Group Services (Pty) Ltd
Disclosure of subsidiaries [line items]
Shares held (in shares)	1		1
Group beneficial interest	100.00%	100.00%	100.00%
Gold Fields Holdings Company Ltd
Disclosure of subsidiaries [line items]
Shares held (in shares)	4,330		4,084
Group beneficial interest	100.00%	100.00%	100.00%
Gold Fields La Cima SA
Disclosure of subsidiaries [line items]
Shares held (in shares)	1,426,050,205		1,426,050,205
Group beneficial interest	99.50%	99.50%	99.50%
Accumulated non-controlling interest | $	$ 1.5		$ 1.1
Dividends paid to non-controlling interests | $	$ 0.0		$ 0.5
Gold Fields Operations Limited
Disclosure of subsidiaries [line items]
Shares held (in shares)	156,279,947		156,279,947
Group beneficial interest	100.00%	100.00%	100.00%
Gold Fields Operations Limited | Class A Shares
Disclosure of subsidiaries [line items]
Shares held (in shares)	90,000,000
Gold Fields Orogen Holding (BVI) Ltd
Disclosure of subsidiaries [line items]
Shares held (in shares)	2,334		1,981
Group beneficial interest	100.00%	100.00%	100.00%
Gruyere Mining Company Pty Ltd
Disclosure of subsidiaries [line items]
Shares held (in shares)	1		1
Group beneficial interest	100.00%	100.00%	100.00%
GSM Mining Company Pty Ltd
Disclosure of subsidiaries [line items]
Shares held (in shares)	1		1
Group beneficial interest	100.00%	100.00%	100.00%
Minera Gold Fields Salares Norte SpA
Disclosure of subsidiaries [line items]
Shares held (in shares)	338,276,530		338,276,530
Group beneficial interest	100.00%	100.00%	100.00%
Newshelf 899 (Pty) Ltd | Class A Shares
Disclosure of subsidiaries [line items]
Shares held (in shares)	90,000,000		90,000,000
Group beneficial interest	100.00%	100.00%	100.00%
Newshelf ownership percentage	90.00%	90.00%
Newshelf 899 (Pty) Ltd | Class B Shares
Disclosure of subsidiaries [line items]
Shares held (in shares)	0		0
Group beneficial interest	0.00%	0.00%	0.00%
BEE partners' stake	10.00%	10.00%
Preferential dividend going to cease Period	20 years	20 years
Suspension lifted period to participate in the profits phase In basis term	20 years	20 years
Newshelf 899 (Pty) Ltd | Class B Shares | Not later than 10 years
Disclosure of subsidiaries [line items]
Cumulative preferential dividend | R		R 20.0
Phase-in participation term	10 years	10 years
Suspension lifted period to participate in the profits phase In basis term	10 years	10 years
Newshelf 899 (Pty) Ltd | Class B Shares | Later than 10 years and not later than 15 years
Disclosure of subsidiaries [line items]
Cumulative preferential dividend | R		R 13.3
Phase-in participation term	5 years	5 years
Suspension lifted period to participate in the profits phase In basis term	15 years	15 years
Newshelf 899 (Pty) Ltd | Class B Shares | Later than 15 years and not later than twenty years
Disclosure of subsidiaries [line items]
Cumulative preferential dividend | R		R 6.7
Phase-in participation term	5 years	5 years
Suspension lifted period to participate in the profits phase In basis term	20 years	20 years
St Ives Gold Mining Company Pty Ltd
Disclosure of subsidiaries [line items]
Shares held (in shares)	281,051,329		281,051,329
Group beneficial interest	100.00%	100.00%	100.00%
Windfall Mining Group Inc.
Disclosure of subsidiaries [line items]
Shares held (in shares)	1,317,173,539		395,856,557
Group beneficial interest	100.00%	100.00%	100.00%
South Deep BEE
Disclosure of subsidiaries [line items]
Preferential dividend going to cease Period	20 years	20 years
South Deep BEE | Class B Shares
Disclosure of subsidiaries [line items]
Shares held (in shares)	10,000,000
Ownership retention term	30 years	30 years